UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21422

Trust for Advised Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street Milwaukee, Wisconsin			53202
(Address of principal executive offices)			(Zip code)

Christopher E. Kashmerick Trust for Advised Portfolios 2020 East Financial Way, Suite 100 Glendora, CA 91741
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(626) 914-7385

Date of fiscal year end:	September 30

Date of reporting period:	March 31, 2014

Item 1. Reports to Stockholders.

ZIEGLER STRATEGIC INCOME FUND

– INVESTOR CLASS (ZLSCX)

– INSTITUTIONAL CLASS (ZLSIX)

SEMI-ANNUAL REPORT TO SHAREHOLDERS

MARCH 31, 2014

www.zcmfunds.com

Ziegler Strategic Income Fund

LETTER TO SHAREHOLDERS

Semi-Annual period ending 3.31.14

Now in its third year of investing, we believe that the Ziegler Strategic Income Fund (the "Fund") continues to offer an attractive alternative to traditional bond funds. The persistently low interest rate environment certainly leaves today's income-seeking investor with meager offerings to choose from and often only with the accompaniment of dubious risks. We seek to cull the market, identifying what we view as only the best risk adjusted opportunities for the Fund along with the most effective ways to express our views across asset classes. Our ability to move across products, focus on credit analysis, as well as our hedging capabilities make our Fund both disciplined and opportunistic.

Total return for the six-month period through March 31, 2014 was 4.34% (Institutional Class) and 4.25% (Investor Class), on a cumulative basis. Over that same period, the Citigroup 3-Month T-Bill Index, a well-known "risk free" benchmark, returned 0.02%, and the Barclays Capital U.S. Aggregate Bond Index, a widely-used investment grade bond index, generated a return of 1.70%, also on a cumulative basis.

The Fund is focused on providing capital appreciation and high current income. To achieve this mandate, the Fund is an active participant in various aspects of the corporate credit markets where credit analysis and evaluation are of paramount importance in selecting individual issuers in which to invest. We are deeply rooted in fundamental credit analysis, and we carefully assess and monitor the credit quality of each of the companies in which we allocate capital. We place particular emphasis on a company's level and volatility of cash flows relative to their debt service obligations, amongst other metrics. Our approach and expertise allow us to look across a company's capital structure, enabling us to select, in our view, the best risk adjusted instrument in which to invest. This strategy takes advantage of our ability to participate in a variety of markets, including convertible, corporate and municipal bonds and preferred stocks as well as derivatives on those markets.

In addition, the Fund employs a base-line hedging strategy designed to hedge against declines in asset prices from rising interest rates and wider credit spreads. The hedging instruments we use include U.S. treasury securities, options on exchange traded U.S. bond futures, options on credit derivatives and exchange-traded funds (ETFs). In addition, we may selectively use single names as hedges.

Investment results over the semi-annual period ending March 30, 2014 were driven by the performance of the high yield and preferred market and our decision to maintain the portfolio's exposure to income producing investments. At the end of September 2013, the portfolio had investments in high yield bonds of 76% of net assets and preferred securities of 22%. Investments in total income producing securities consisted of 98% of net assets. At the end of March 2014, the portfolio had investments in high yield bonds of 75% of net assets, preferred securities of 12% and convertible bonds of 8%. Investments in total income producing securities totaled 95% of net assets.

The portfolio is nearly fully invested in a variety of yield producing instruments including investment grade and high yield corporate bonds, convertible bonds and preferred securities. The Fund continues to have exposure to the banking sector through the preferred security market. The Fund has also established an allocation to convertible bonds as a means of attaining exposure to attractive underlying issuers that are not represented in other areas of the credit markets.

We remain constructive on credit going forward, albeit a bit more cautiously given slightly more full valuations as spreads continue to compress. The overall rise in interest rates over the last few quarters, coupled with relatively attractive spreads and still healthy fundamentals, create an attractive risk and return opportunity. We continue to favor investments in companies having relatively stable business profiles that can produce positive free cash flow with relatively conservative balance sheets within their industry in anticipation of, and as a hedge against, the potential for corporate re-leveraging.

Ziegler Strategic Income Fund

LETTER TO SHAREHOLDERS (Continued)

Semi-Annual period ending 3.31.14

We thank you for the confidence and trust you place in us and we pledge to continue our hard work to carefully assess the risk and return of each of the investments we make on your behalf.

Sincerely,

Paula Horn
Chief Investment Officer, Lead Portfolio Manager

Sergio Castellon
Senior Portfolio Manager

14-01035

Past performance is not a guarantee of future results.

Opinions expressed are those of the Investment Manager, are subject to change, are not guaranteed, and should not be considered investment advice.

The report must be preceded or accompanied by a prospectus.

Mutual fund investing involves risk. Principal loss is possible. Prices of bonds tend to move inversely with changes in interest rates. Some bonds may be redeemed before their maturity date and the Fund may have to reinvest the proceeds in an investment offering a lower yield. Failure of an issuer to make timely interest or principal payments or a perceived or real decline in the credit quality of a bond can cause a bond's price to fall. The Fund may also invest in non-investment grade securities, which involve greater credit risk, including the risk of default. The prices of high yield bonds are more sensitive to changing economic conditions and can fall dramatically in response to negative news about the issuer or its industry, or the economy in general. Prices for fixed income securities, while normally relatively stable, have experienced a higher than normal degree of volatility due to perceived credit risk and resultant sharp decrease in liquidity. The Fund may lose money if the strategy does not achieve Fund's objective or implement the strategy properly. The value of securities may fluctuate rapidly and sometimes unpredictably. A credit default swap enables an investor to buy or sell protection against a credit event in which the Fund may have to pay the counterparty or receive no benefit for the premium paid. The Fund will suffer a loss if it sells a security short and the value of the security rises rather than falls and potentially have unlimited risk. Derivatives can be highly volatile, illiquid and difficult to value, and there is a risk that changes in the value of a derivative will not correlate with the Fund's other investments. Gains or losses from speculative positions in a derivative may be much greater than the derivative's original cost and potential losses may be substantial. Put or call options may lose the premium, have decreased liquidity, or could be exercised at a higher price or lower price than its prevailing market value. Options are highly specialized activities and entail greater than ordinary investment risks. The Fund's portfolio turnover rate will likely exceed 100% per year, which will produce higher transaction costs, increase realized gains (or losses) to investors, and may lower after-tax performance. The Fund may experience periods where a position is more difficult to sell at or near their perceived value. The Fund will invest in fewer securities than diversified investment companies and its performance may be more volatile. Real Estate Investment Trusts (REITs) may be affected by economic conditions including credit risk, interest rate risk and other factors that affect property values, rents or occupancies of real estate.

Ziegler Strategic Income Fund

LETTER TO SHAREHOLDERS (Continued)

Semi-Annual period ending 3.31.14

Fund holdings and sector allocations are subject to change and should not be considered a recommendation to buy or sell any security. For a complete list of fund holdings, please refer to the Schedule of Investments section of this report.

The Citigroup 3-Month T-Bill Index is designed to mirror the performance of the 3-Month U.S. Treasury Bill. The Citigroup 3-Month T-Bill Index is unmanaged and its returns include reinvested dividends.

The Barclays Capital U.S. Aggregate Bond Index, an unmanaged index, represents securities that are SEC-registered, taxable and dollar denominated. This index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis.

It is not possible to invest directly in an index.

"Risk Free" rate: In theory, the risk-free rate is the minimum return an investor expects for any investment because he or she will not accept additional risk unless the potential rate of return is greater than the risk-free rate.

In practice, however, the risk-free rate does not exist because even the safest investments carry a very small amount of risk. Thus, the interest rate on a three-month U.S. Treasury bill is often used as the risk-free rate.

The Ziegler Strategic Income Fund is distributed by Quasar Distributors, LLC.

Ziegler Strategic Income Fund

SCHEDULE OF INVESTMENTS

As of March 31, 2014 (Unaudited)

Principal Amount		Value
	CONVERTIBLE BONDS – 7.7%
	INTERNET – 0.9%
	WebMD Health Corp.
$500,000	2.500%, 1/31/2018	$504,062
	MINING – 3.5%
	Royal Gold, Inc.
1,000,000	2.875%, 6/15/2019	1,041,875
	Silver Standard Resources, Inc.
1,000,000	2.875%, 2/1/2033(1)(2)	877,500
		1,919,375
	PHARMACEUTICALS – 1.4%
	Vivus, Inc.
1,000,000	4.500%, 5/1/2020(1)	755,625
	SOFTWARE – 1.9%
	Nuance Communications, Inc.
1,000,000	2.750%, 11/1/2031	1,001,875
	TOTAL CONVERTIBLE BONDS
	(Cost $4,093,621)	4,180,937
	CORPORATE BONDS – 75.3%
	BANKS – 3.6%
	Bank of America Corp.
400,000	8.125%, 12/29/2049	457,000
	Citigroup, Inc.
500,000	5.950%, 12/29/2049	488,750
	Synovus Financial Corp.
500,000	7.875%, 2/15/2019	567,500
	Wells Fargo & Co.
400,000	7.980%, 3/29/2049	454,500
		1,967,750
	BUILDING MATERIALS – 1.0%
	Nortek, Inc.
500,000	8.500%, 4/15/2021	558,750
	CHEMICALS – 2.9%
	Hexion US Finance Corp.
500,000	6.625%, 4/15/2020	517,500
	Huntsman International LLC
500,000	4.875%, 11/15/2020	503,125
	Momentive Performance Materials, Inc.
500,000	8.875%, 10/15/2020	542,500
		1,563,125
Principal Amount		Value
	CORPORATE BONDS (Continued)
	COAL – 0.9%
	Peabody Energy Corp.
$500,000	6.250%, 11/15/2021	$501,250
	COMMERCIAL SERVICES – 4.2%
	Avis Budget Car Rental LLC
750,000	5.500%, 4/1/2023	755,625
	RR Donnelley & Sons Co.
500,000	6.500%, 11/15/2023	528,125
500,000	6.000%, 4/1/2024	503,750
	The ADT Corp.
500,000	6.250%, 10/15/2021(1)	513,750
		2,301,250
	DIVERSIFIED FINANCIAL SERVICES – 3.0%
	General Electric Capital Corp.
500,000	7.125%, 6/15/2022	570,000
	Icahn Enterprises LP
500,000	6.000%, 8/1/2020	535,000
500,000	6.000%, 8/1/2020(1)	530,000
		1,635,000
	ELECTRIC – 1.0%
	AES Corp.
500,000	5.500%, 3/15/2024	496,250
	ENTERTAINMENT – 1.0%
	Scientific Games International, Inc.
500,000	6.250%, 9/1/2020	525,000
	FOOD – 1.9%
	Big Heart Pet Brands
519,000	7.625%, 2/15/2019	540,733
	Supervalu, Inc.
500,000	6.750%, 6/1/2021	506,875
		1,047,608
	HEALTHCARE-SERVICES – 4.3%
	HCA Holdings, Inc.
500,000	6.250%, 2/15/2021	535,250
	Select Medical Corp.
1,000,000	6.375%, 6/1/2021	1,015,000
	Tenet Healthcare Corp.
500,000	5.000%, 3/1/2019(1)	499,375
250,000	8.000%, 8/1/2020	273,125
		2,322,750

Ziegler Strategic Income Fund

SCHEDULE OF INVESTMENTS (Continued)

As of March 31, 2014 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	HOME BUILDERS – 3.5%
	DR Horton, Inc.
$500,000	5.750%, 8/15/2023	$528,750
	K Hovnanian Enterprises, Inc.
500,000	7.250%, 10/15/2020(1)	542,500
	KB Home
500,000	8.000%, 3/15/2020	567,500
250,000	7.500%, 9/15/2022	273,750
		1,912,500
	HOME FURNISHINGS – 1.0%
	Tempur Sealy International, Inc.
500,000	6.875%, 12/15/2020	546,875
	INFORMATION – 1.0%
	Sungard Data Systems, Inc.
500,000	6.625%, 11/1/2019	531,250
	LODGING – 3.9%
	Felcor Lodging LP
500,000	5.625%, 3/1/2023	506,250
	MCE Finance, Ltd.
500,000	5.000%, 2/15/2021(1)(2)	500,000
	MGM Resorts International
1,000,000	6.625%, 12/15/2021	1,100,000
		2,106,250
	MEDIA – 4.7%
	Cequel Communications Holdings I LLC
750,000	6.375%, 9/15/2020(1)	783,750
	Sinclair Television Group, Inc.
765,000	6.125%, 10/1/2022	774,563
	Sirius XM Holdings, Inc.
500,000	4.250%, 5/15/2020(1)	488,750
500,000	5.250%, 8/15/2022(1)	515,000
		2,562,063
	METAL FABRICATE/HARDWARE – 0.9%
	Atkore International, Inc.
450,000	9.875%, 1/1/2018	483,750
	MISCELLANEOUS MANUFACTURING – 1.4%
	Bombardier, Inc.
750,000	6.125%, 1/15/2023(1)(2)	757,500
	OIL & GAS – 2.9%
	Murphy Oil USA, Inc.
250,000	6.000%, 8/15/2023(1)	258,125
Principal Amount		Value
	CORPORATE BONDS (Continued)
	OIL & GAS (Continued)
	Quicksilver Resources, Inc.
$500,000	9.125%, 8/15/2019	$497,500
	SandRidge Energy, Inc.
750,000	8.750%, 1/15/2020	808,125
		1,563,750
	OIL & GAS SERVICES – 1.4%
	Hornbeck Offshore Services, Inc.
750,000	5.000%, 3/1/2021	736,875
	PACKAGING & CONTAINERS – 1.5%
	Sealed Air Corp.
750,000	6.500%, 12/1/2020(1)	826,875
	PHARMACEUTICALS – 1.9%
	Grifols Worldwide Operations, Ltd.
1,000,000	5.250%, 4/1/2022(1)(2)	1,022,500
	PIPELINES – 4.3%
	Atlas Pipeline Partners LP
500,000	6.625%, 10/1/2020	532,500
	Niska Gas Storage Canada ULC
1,250,000	6.500%, 4/1/2019(1)(2)	1,231,250
	NuStar Logistics LP
500,000	6.750%, 2/1/2021	540,625
		2,304,375
	RETAIL – 7.0%
	Claires Stores, Inc.
1,000,000	6.125%, 3/15/2020(1)	937,500
	Ferrellgas LP
500,000	6.500%, 5/1/2021	523,750
	JC Penney Corp, Inc.
500,000	5.750%, 2/15/2018	421,250
500,000	6.375%, 10/15/2036	381,250
	Kohls Corp.
500,000	3.250%, 2/1/2023	465,091
	Neiman Marcus Group, Ltd. LLC
500,000	8.000%, 10/15/2021(1)	549,375
	Toys R Us Property Co. II LLC.
500,000	8.500%, 12/1/2017	509,375
		3,787,591
	SEMICONDUCTORS – 0.9%
	Advanced Micro Devices, Inc.
500,000	6.750%, 3/1/2019(1)	501,875

Ziegler Strategic Income Fund

SCHEDULE OF INVESTMENTS (Continued)

As of March 31, 2014 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	SOFTWARE – 2.4%
	First Data Corp.
$750,000	7.375%, 6/15/2019(1)	$806,250
	Nuance Communications, Inc.
500,000	5.375%, 8/15/2020(1)	497,500
		1,303,750
	TELECOMMUNICATIONS – 11.8%
	Avaya, Inc.
500,000	9.000%, 4/1/2019(1)	520,000
750,000	10.500%, 3/1/2021(1)	695,625
	CenturyLink, Inc.
750,000	5.800%, 3/15/2022	766,875
	DigitalGlobe, Inc.
750,000	5.250%, 2/1/2021	740,625
	Frontier Communications Corp.
750,000	7.125%, 1/15/2023	778,125
	Sprint Capital Corp.
750,000	6.900%, 5/1/2019	823,125
	T-Mobile USA, Inc.
500,000	6.125%, 1/15/2022	523,750
	West Corp.
1,000,000	7.875%, 1/15/2019	1,072,500
	Windstream Corp.
500,000	6.375%, 8/1/2023	487,500
		6,408,125
	TRANSPORTATION – 1.0%
	Gulfmark Offshore, Inc.
500,000	6.375%, 3/15/2022	517,500
	TOTAL CORPORATE BONDS
	(Cost $40,118,068)	40,792,137
Number of Shares		Value
	PREFERRED STOCKS – 12.1%
	BANKS – 3.6%
	Capital One Financial Corp.
12,500	6.000%	293,250
	JPMorgan Chase & Co.*
30,000	6.700%	762,000
	Regions Financial Corp.
15,000	6.375%	361,650
Number of Shares		Value
	PREFERRED STOCKS (Continued)
	BANKS (Continued)
	The Goldman Sachs Group, Inc.
9,500	5.950%	$218,975
	Zions Bancorporation
15,000	5.750%	324,450
		1,960,325
	DIVERSIFIED FINANCIAL SERVICES – 2.4%
	Discover Financial Services
25,000	6.500%	613,250
	RBS Capital Funding Trust VII
30,000	6.08%	667,500
		1,280,750
	ELECTRIC – 0.6%
	PPL Capital Funding, Inc.
15,000	5.900%	349,500
	INVESTMENT COMPANIES – 1.0%
	KKR Financial Holdings LLC
20,000	7.375%	515,000
	REITS – 4.5%
	Annaly Capital Management, Inc.
15,000	7.500%	355,200
	Capstead Mortgage Corp.
15,000	7.500%	359,550
	iStar Financial, Inc.
14,122	8.000%	345,283
	Kimco Realty Corp.
23,000	6.000%	522,100
	MFA Financial, Inc.
15,000	7.500%	355,200
	Vornado Realty Trust
20,000	6.875%	515,800
		2,453,133
	TOTAL PREFERRED STOCKS
	(Cost $6,602,576)	6,558,708

Ziegler Strategic Income Fund

SCHEDULE OF INVESTMENTS (Continued)

As of March 31, 2014 (Unaudited)

Principal Amount		Value
	SHORT-TERM INVESTMENTS – 2.9%
	Fidelity Institutional Money Market
$1,544,479	Funds, 0.04%(3)	$1,544,479
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $1,544,479)	1,544,479
	TOTAL INVESTMENTS – 98.0%
	(Cost $52,358,744)	53,076,261
	Other Assets in Excess of
	Liabilities – 2.0%	1,077,548
	TOTAL NET ASSETS – 100.0%	$54,153,809

Percentages are stated as a percent of net assets.

LLC – Limited Liability Company

LP – Limited Partnership

REIT – Real Estate Investment Trust

*  Non-Income Producing

(1)  144A Restricted Security

(2)  Foreign security denominated in U.S. Dollars

(3)  The rate is the annualized seven-day yield at period end

The accompanying notes are an integral part of these financial statements.

Ziegler Strategic Income Fund

SCHEDULE OF SECURITIES SOLD SHORT

As of March 31, 2014 (Unaudited)

Number of Shares		Value
	COMMON STOCKS – 1.9%
10,000	JC Penney Co., Inc.*	$86,200
3,515	Royal Gold, Inc.	220,109
25,000	Silver Standard Resources, Inc.*	248,250
10,300	SUPERVALU, Inc.*	70,452
40,370	Vivus, Inc.*	239,798
4,070	Webmd Health Corp.*	168,498
		1,033,307
	TOTAL COMMON STOCKS
	(Proceeds $948,174)	1,033,307
Principal Amount		Value
	CORPORATE BOND – 0.9%
	Hexion US Finance Corp.
$500,000	9.000%, 11/15/2020	495,000
	TOTAL CORPORATE BOND
	(Proceeds $497,500)	495,000
	U.S. TREASURY BONDS – 37.6%
3,765,000	1.500%, 1/31/2019	3,732,056
11,930,000	2.125%, 1/31/2021	11,813,492
4,795,000	2.750%, 2/15/2024	4,805,491
		20,351,039
	TOTAL U.S. TREASURY BONDS
	(Proceeds $20,473,818)	20,351,039
Number of Shares		Value
	EXCHANGE TRADED FUND – 6.5%
90,000	iShares US Preferred Stock ETF	3,512,700
	TOTAL EXCHANGE TRADED FUND
	(Proceeds $3,398,521)	3,512,700
	TOTAL SECURITIES SOLD SHORT
	(Proceeds $25,318,013)	$25,392,046

*  Non-Income Producing

The accompanying notes are an integral part of these financial statements.

Ziegler Strategic Income Fund

SCHEDULE OF SWAPTIONS

As of March 31, 2014 (Unaudited)

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Price	Expiration Date	Notional Amount	Premium	Value
JPMorgan	CDX.N.A.HY.22
	Put — 5 Year Index	Buy	$102.00	9/17/14	$15,000,000	$192,000	$168,051
Total Credit Default Swaptions on Credit Indices						192,000	168,051
Total Swaption Contracts						$192,000	$168,051

The accompanying notes are an integral part of these financial statements.

Ziegler Strategic Income Fund

SCHEDULE OF FUTURES CONTRACTS

As of March 31, 2014 (Unaudited)

Description	Number of Contracts Long/(Short)	Expiration Date	Unrealized Appreciation/ (Depreciation)
U.S. 2 Year Treasury Note	175	July 2014	$(49,763)
90 Day Euro $ Future	(39)	June 2014	(22,641)
90 Day Euro $ Future	(39)	September 2014	(24,066)
90 Day Euro $ Future	(39)	December 2014	(23,766)
90 Day Euro $ Future	(38)	March 2015	(22,937)
90 Day Euro $ Future	(38)	June 2015	(55,538)
90 Day Euro $ Future	(38)	September 2015	(3,213)
90 Day Euro $ Future	(38)	December 2015	16,576
91 Day Euro $ Future	(6)	March 2016	3,428
Total Futures Contracts			$(181,920)

The accompanying notes are an integral part of these financial statements.

Ziegler Strategic Income Fund

STATEMENT OF ASSETS AND LIABILITIES

March 31, 2014 (Unaudited)

Assets:
Investments in securities at value (cost $52,358,744)	$53,076,261
Purchased swaptions, at value (cost $192,000)	168,051
Cash	335,159
Deposits with brokers	25,167,093
Receivables:
Investment securities sold	1,584,339
Dividends and interest	681,522
Variation margin on futures	4,469
Prepaid expenses	28,083
Total assets	81,044,977
Liabilities:
Securities sold short, at value (proceeds $25,318,013)	25,392,046
Payables:
Investment securities purchased	1,280,319
Fund shares redeemed	1,519
Due to Investment Adviser	48,853
Dividends and interest on securities sold short	85,782
Distribution Fees – Investor Class (Note 6)	12,017
Shareholder Servicing Fees – Institutional Class (Note 7)	26,186
Trustees' fees	4,072
Accrued other expenses	40,374
Total liabilities	26,891,168
Net Assets	$54,153,809
Components of Net Assets:
Capital (no par value with an unlimited number of shares authorized)	$55,822,945
Accumulated undistributed net investment income	11,926
Accumulated net realized loss on investments, purchased swaptions, securities sold short, and futures contracts	(2,118,677)
Net unrealized appreciation (depreciation) on:
Investments	717,517
Purchased swaptions	(23,949)
Securities sold short	(74,033)
Futures contracts	(181,920)
Net Assets	$54,153,809

The accompanying notes are an integral part of these financial statements.

Ziegler Strategic Income Fund

STATEMENT OF ASSETS AND LIABILITIES (Continued)

March 31, 2014 (Unaudited)

Investor Class:
Net Assets	$323,394
Issued and Outstanding	33,579
Net Asset Value, Redemption Price and Offering Price Per Share	$9.63
Institutional Class:
Net Assets	$53,830,415
Issued and Outstanding	5,600,081
Net Asset Value, Redemption Price and Offering Price Per Share	$9.61

The accompanying notes are an integral part of these financial statements.

Ziegler Strategic Income Fund

STATEMENT OF OPERATIONS

For the Six Months Ended March 31, 2014 (Unaudited)

Investment Income:
Dividend income	$226,486
Interest income	1,016,374
Total investment income	1,242,860
Expenses:
Advisory fees (Note 3)	146,177
Interest on short positions	201,064
Securities borrowing fees	68,032
Administration and fund accounting fees	53,555
Dividends on short positions	50,381
Transfer agent fees and expenses	24,048
Registration fees	21,570
Legal fees	10,305
Custody fees	8,738
Audit fees	7,979
Shareholder reporting fees	7,122
Trustees' fees	4,072
Miscellaneous	3,619
Compliance fee	2,959
Insurance fees	1,233
Distribution fees – Investor Class (Note 6)	356
Total expenses	611,210
Expenses reimbursed by the Adviser	(77,900)
Net expenses	533,310
Net investment income	709,550
Realized and Unrealized Gain (Loss) on Investments, Purchased Options, Purchased Swaptions, Securities Sold Short and Futures Contracts:
Net realized gain (loss) on:
Investments	(334,240)
Purchased options	(62,571)
Purchased swaptions	(352,160)
Securities sold short	(386,965)
Futures contracts	157,402
Net realized loss	(978,534)
Net change in unrealized appreciation/depreciation on:
Investments	2,075,773
Purchased options	(30,197)
Purchased swaptions	62,646
Securities sold short	280,546
Futures contracts	(205,071)
Net change in unrealized appreciation/depreciation	2,183,697
Net realized and unrealized loss on investments, purchased options, purchased swaptions, securities sold short and futures contracts	1,205,163
Net Increase in Net Assets Resulting from Operations	$1,914,713

The accompanying notes are an integral part of these financial statements.

Ziegler Strategic Income Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended March 31, 2014 (Unaudited)	For the Year Ended September 30, 2013
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$709,550	$1,675,149
Net realized gain (loss) on investments, purchased options, purchased swaptions, securities sold short and futures contracts	(978,534)	(1,292,595)
Net change in unrealized appreciation/depreciation on investments, purchased options, purchased swaptions, securities sold short, and futures contracts	2,183,697	(2,280,622)
Net increase in net assets resulting from operations	1,914,713	(1,898,068)
Distributions to shareholders:
From net investment income:
Investor Class	(3,790)	(446,058)
Institutional Class	(693,834)	(1,184,021)
From net realized gains:
Investor Class	—	(30,875)
Institutional Class	—	—
From return of capital:
Investor Class	—	(10,702)
Institutional Class	—	(28,406)
Total distributions to shareholders	(697,624)	(1,700,062)
Capital Transactions:
Net proceeds from shares sold:
Investor Class	92,525	8,930,810
Institutional Class	14,625,911	41,425,782
Reinvestment of distributions:
Investor Class	3,790	397,495
Institutional Class	693,834	1,212,427
Cost of shares repurchased:
Investor Class	(70,115)	(40,288,056)
Institutional Class	(1,820,197)	(40,420)
Net increase in net assets from capital transactions	13,525,748	11,638,038
Total increase in net assets	14,742,837	8,039,908
Net Assets:
Beginning of period	39,410,972	31,371,064
End of period	$54,153,809	$39,410,972
Accumulated net investment income	$11,926	$—
Capital Share Transactions:
Shares sold:
Investor Class	9,751	867,723
Institutional Class	1,533,912	4,065,196
Shares reinvested:
Investor Class	397	39,038
Institutional Class	72,938	123,644
Shares repurchased:
Investor Class	(7,383)	(3,927,142)
Institutional Class	(191,403)	(4,206)
Net increase (decrease) in shares outstanding	1,418,212	1,164,253

The accompanying notes are an integral part of these financial statements.

Ziegler Strategic Income Fund

FINANCIAL HIGHLIGHTS

Investor Class

	For the Six Months Ended March 31, 2014 (Unaudited)		For the Year Ended September 30, 2013	For the Period January 31, 2012* Through September 30, 2012
Net asset value, beginning of period	$9.37		$10.28	$10.00
Income (Loss) from Investment Operations:
Net investment income	0.00	(1)	0.48 (1)	0.27
Net realized and unrealized gain (loss) on investments	0.40		(0.93)	0.29
Total income (loss) from investment operations	0.40		(0.45)	0.56
Less Distributions:
From net investment income	(0.14)		(0.44)	(0.28)
From net realized gain on investments	—		(0.01)	—
From return of capital	—		(0.01)	—
Total distributions	(0.14)		(0.46)	(0.28)
Net asset value, end of period	$9.63		$9.37	$10.28
Total return(2)	4.25	%(4)	(4.58)%	5.64	%(3)(4)
Supplemental Data and Ratios:
Net assets, end of period (in thousands)	$323		$289	$31,371
Ratio of expenses to average net assets
Before fees reimbursed by the Adviser	2.98	%(5)	1.87%	3.07	%(5)
After fees reimbursed by the Adviser	2.51	%(5)	1.16%	1.37	%(5)
Ratio of net investment loss to average net assets
Before fees reimbursed by the Adviser	2.33	%(5)	3.98%	4.05	%(5)
After fees reimbursed by the Adviser	3.04	%(5)	4.690%	5.75	%(5)
Portfolio turnover rate	63	%(4)	67%	71	%(4)

*  Commencement of Operations

(1)  Per share amount calculated using average shares method, which more appropriately presents the per share data for the period.

(2)  Total return does not include sales load. Effective January 31, 2013, the Investor Class no longer imposed a sales load.

(3)  Total return includes sales load. Effective January 31, 2013, the Investor Class no longer imposed a sales load.

(4)  Not Annualized.

(5)  Annualized.

(6)  The ratio of expenses to average net asssets includes dividends and interest on short positions and transactional expenses. For the periods ended March 31, 2014, September 30, 2013 and September 30, 2012, excluding dividends and interest on short positions and transactional expenses, the ratios of expenses to average net assets, before fees reimbursed by the Adviser, was 1.55%, 1.81% and 2.80%, respectively. Excluding dividends and interest on short positions and transactional expenses, the ratio of expenses to aveage net assets, after fees reimbursed by the Adviser, was 1.08%, 1.10% and 1.10%, respectively.

(7)  The ratio of net investment income to average net asssets includes dividends and interest on short positions and transactional expenses. For the periods ended March 31, 2014, September 30, 2013 and September 30, 2012, excluding dividends and interest on short positions and transactional expenses, the ratios of net investment income to average net assets, before fees reimbursed by the Adviser, was 3.76%, 4.04% and 4.32%, respectively. Excluding dividends and interest on short positions and transactional expenses, the ratio of net investment income to aveage net assets, after fees reimbursed by the Adviser, was 4.47%, 4.75% and 6.02%, respectively.

The accompanying notes are an integral part of these financial statements.

Ziegler Strategic Income Fund

FINANCIAL HIGHLIGHTS

Institutional Class

	For the Six Months Ended March 31, 2014 (Unaudited)		For the Period February 1, 2013* Through September 30, 2013
Net asset value, beginning of period	$9.35		$10.28
Income (Loss) from Investment Operations:
Net investment income	0.15		0.31
Net realized and unrealized gain (loss) on investments	0.25		(0.89)
Total income (loss) from investment operations	0.40		(0.58)
Less Distributions:
From net investment income	(0.14)		(0.34)
From net realized gain on investments	—		(0.01)
From return of capital	—		—
Total distributions	(0.14)		(0.35)
Net asset value, end of period	$9.61		$9.35
Total return(2)	4.34	%(4)	5.74	%(2)
Supplemental Data and Ratios:
Net assets, end of period (in thousands)	$53,830		$39,122
Ratio of expenses to average net assets
Before fees reimbursed by the Adviser	2.73	%(5)	2.44	%(3)
After fees reimbursed by the Adviser	2.38	%(5)	1.55	%(3)
Ratio of net investment loss to average net assets
Before fees reimbursed by the Adviser	2.82	%(5)	3.79	%(3)
After fees reimbursed by the Adviser	3.17	%(5)	4.68	%(3)
Portfolio turnover rate	63	%(4)	67	%(2)(6)

*  Commencement of Operations

(1)  Per share amount calculated using average shares method, which more appropriately presents the per share data for the period.

(2)  Not Annualized.

(3)  Annualized.

(4)  The ratio of expenses to average net asssets includes dividends and interest on short positions and transactional expenses. For the periods ended March 31, 2014 and September 30, 2013, excluding dividends and interest on short positions and transactional expenses, the ratios of expenses to average net assets, before fees reimbursed by the Adviser, was 1.30% and 1.84%, respectively. Excluding dividends and interest on short positions and transactional expenses, the ratio of expenses to aveage net assets, after fees reimbursed by the Adviser, was 0.95% and 0.95%, respectively.

(5)  The ratio of net investment income to average net asssets includes dividends and interest on short positions and transactional expenses. For the periods ended March 31, 2014 and September 30, 2013, excluding dividends and interest on short positions and transactional expenses, the ratios of net investment income to average net assets, before fees reimbursed by the Adviser, was 4.25% and 4.39%, respectively. Excluding dividends and interest on short positions and transactional expenses, the ratio of net investment income to aveage net assets, after fees reimbursed by the Adviser, was 4.60% and 5.28%, respectively.

(6)  Portfolio turnover rate shown is for the Fund level for the fiscal year ended September 30, 2013.

The accompanying notes are an integral part of these financial statements.

Ziegler Strategic Income Fund

NOTES TO FINANCIAL STATEMENTS

March 31, 2014 (Unaudited)

NOTE 1 – Organization

The Trust for Advised Portfolios (the "Trust") was organized on August 28, 2003 as a Delaware Statutory Trust and is registered under the Investment Company Act of 1940 (the "1940 Act") as an, open-end management investment company. Prior to January 1, 2014, the Trust was previously registered as the "Ziegler Capital Management Investment Trust", "Ziegler Lotsoff Capital Management Investment Trust" and "Lotsoff Capital Management Investment Trust."

The Ziegler Strategic Income Fund (the "Fund") is a non-diversified Fund which seeks to provide high current income and capital appreciation. The Fund currently offers two share classes, the Investor Class and the Institutional Class. The Fund commenced operations on January 31, 2012, and the outstanding shares of the Fund were renamed Investor Class shares on February 1, 2013. The Institutional Class commenced operations on February 1, 2013. Prior to March 5, 2013, the Fund was previously named "Ziegler Long/Short Credit Fund" and "Ziegler Lotsoff Long/Short Credit Fund."

NOTE 2 – Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP") for investment companies. The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses. Actual results may differ from those estimates.

(a) Securities Valuation – Investments in securities traded on a national securities exchange (other than the Nasdaq OMX Group, Inc. referred to as Nasdaq) are valued at the last reported sales price on the day of valuation. Securities traded on the Nasdaq under one of its three listing tiers, Nasdaq Global Select Market, Nasdaq Global Market and Nasdaq Capital Market (collectively, "Nasdaq-traded securities"), are valued at the Nasdaq Official Closing Price ("NOCP"). Exchange-traded securities for which no sale was reported and Nasdaq-traded securities for which there is no NOCP are valued at the most recent bid price from the exchange the security is primarily traded on. Unlisted securities held by the Fund are valued at the average of the quoted bid and asked prices in the Over-The-Counter Market ("OTC"). Long-term fixed income securities are valued at the representative quoted bid price as determined by an independent pricing service. Short-term investments are stated at amortized cost, which approximates fair value. If amortized cost does not approximate fair value, short term securities are reported at fair value. Swaps, options, swaptions and any other financial derivatives not traded on an exchange, are valued by an independent pricing service using pricing models. Securities for which market quotations are not readily available are valued at their estimated fair value as determined in good faith by Ziegler Capital Management, LLC (the "Adviser") under procedures established by and under the general supervision and responsibility of the Trust's Board of Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized into three broad levels and described below:

Level 1 –  quoted prices in active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

Level 2 –  other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Quoted prices for identical or similar assets in markets that are not active. Inputs that are derived principally from or corroborated by observable market data. An adjustment to any  observable input that is significant to the fair value may render the measurement at Level 3.

Level 3 –  significant unobservable inputs, including the Fund's own assumptions in determining the fair value of investments.

Ziegler Strategic Income Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2014 (Unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the fair values of the Fund's investments in each category investment type as of March 31, 2014:

Description	Level 1	Level 2	Level 3	Total
Assets
Convertible Bonds	$—	$4,180,937	$—	$4,180,937
Corporate Bonds	—	40,792,137	—	40,792,137
Preferred Stocks	6,558,708	—	—	6,558,708
Short-Term Investments	1,544,479	—	—	1,544,479
Total	$8,103,187	$44,973,074	$—	$53,076,261
Liabilities
Common Stocks	$(1,033,307)	$—	$—	$(1,033,307)
Corporate Bond	—	(495,000)	—	(495,000)
Exchange-Traded Funds	(3,512,700)	—	—	(3,512,700)
U.S. Treasury Bonds	—	(20,351,039)	—	(20,351,039)
Total	$(4,546,007)	$(20,846,039)	$—	$(25,392,046)
Other Financial Instruments*
Credit Default Swaptions on Credit Indices	$—	$168,051	$—	$168,051
Futures Contracts	(181,920)	—	—	(181,920)
Total Other Financial Instruments	$(181,920)	$168,051	$—	$(13,869)

*  Other financial instruments are swaptions and futures contracts which are detailed in the Schedule of Investments.

The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels at period end.

There were no Level 3 securities held at period end.

(b) Securities Sold Short – The Fund is engaged in selling securities short, which obligates it to replace a borrowed security with the same security at current market value. The Fund incurs a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund realizes a gain if the price of the security declines between those dates. Gains are limited to the price at which the Fund sold the security short, while losses are potentially unlimited in size.

The Fund is required to establish a margin account with the broker lending the security sold short. While the short sale is outstanding, the broker retains the proceeds of the short sale and the Fund must maintain a deposit with the broker consisting of cash and securities having a value equal to a specified percentage of the value of the securities sold short. Such deposit is included in "Deposits with brokers" on the Statement of Assets and Liabilities. The Fund is obligated to pay the counterparty any dividends or interest due on securities sold short. Such dividends and interest are recorded as an expense to the Fund on the Statement of Operations.

(c) Derivatives – The Fund may invest in various derivatives. A derivative is a financial instrument which has a value that is based on – or "derived from" – the values of other assets, reference rates, or indexes. The Fund may invest in derivatives for hedging purposes.

Ziegler Strategic Income Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2014 (Unaudited)

Derivatives may relate to a wide variety of underlying references, such as commodities, stocks, bonds, interest rates, currency exchange rates, and related indexes. Derivatives include futures contracts and options on futures contracts, forward-commitment transactions, options on securities, caps, floors, collars, swap contracts, and other financial instruments. Some derivatives, such as futures contracts and certain options, are traded on U.S. commodity and securities exchanges, while other derivatives, such as swap contracts, are privately negotiated and entered into in the OTC. The risks associated with the use of derivatives are different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives also may be used by some investors for speculative purposes. Derivatives also may be used for a variety of purposes that do not constitute speculation, such as hedging, risk management, seeking to stay fully invested, seeking to reduce transaction costs, seeking to simulate an investment in equity or debt securities or other investments, seeking to add value by using derivatives to more efficiently implement portfolio positions when derivatives are favorably priced relative to equity or debt securities or other investments, and for other purposes.

Derivative products are highly specialized instruments that require investment techniques and risk analyses different from those associated with stocks, bonds, and other traditional investments. The use of a derivative requires an understanding not only of the underlying instrument but also of the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.

The use of a derivative involves the risk that a loss may be sustained as a result of the insolvency or bankruptcy of the other party to the contract (usually referred to as a "counterparty") or the failure of the counterparty to make required payments or otherwise comply with the terms of the contract. Additionally, the use of credit derivatives can result in losses if the Adviser does not correctly evaluate the creditworthiness of the issuer on which the credit derivative is based.

Derivatives may be subject to liquidity risk, which exists when a particular derivative is difficult to purchase or sell. If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with many OTC derivatives), it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price.

Derivatives may be subject to pricing or "basis" risk, which exists when a particular derivative becomes extraordinarily expensive relative to historical prices or the prices of corresponding cash market instruments. Under certain market conditions, it may not be economically feasible to initiate a transaction or liquidate a position in time to avoid a loss or take advantage of an opportunity.

Because many derivatives have leverage or borrowing component, adverse changes in the value or level of the underlying asset, reference rate, or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment.

Like most other investments, derivative instruments are subject to the risk that the market value of the instrument will change in a way detrimental to the Fund's interest. The Fund bears the risk that the Adviser will incorrectly forecast future market trends or the values of assets, reference rates, indices, or other financial or economic factors in establishing derivative positions for the Fund. If the Adviser attempts to use a derivative as a hedge against, or as a substitute for, a portfolio investment, the Fund will be exposed to the risk that the derivative will have or will develop an imperfect or no correlation with the portfolio investment. This could cause substantial losses for the Fund. While hedging strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other investments. Many derivatives, in particular OTC derivatives, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to the Fund.

The following provides more information on specific types of derivatives and activity in the Fund. The use of derivative instruments by the Fund for the six months ended March 31, 2014 was related to the use of purchased options, purchased swaptions and futures contracts.

Ziegler Strategic Income Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2014 (Unaudited)

Swap Contracts – The Fund may engage in various swap transactions. The Fund may engage in credit default swaps which involve the exchange of a periodic premium for protection against a defined credit event (such as payment default, refinancing or bankruptcy). Under the terms of a credit default swap contract, one party acts as a guarantor receiving a periodic payment that is a fixed percentage applied to a notional amount. In return, the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the contract. The Fund may enter into credit default swaps in which the Fund acts as guarantor, and may enter into credit default swaps in which the counterparty acts as guarantor. Premiums paid to or by the Fund are accrued daily and included in realized gain (loss) on swaps. Swap contracts are marked-to-market daily using fair value estimates provided by an independent pricing service. Changes in value are recorded as unrealized appreciation (depreciation). Unrealized gains are reported as an asset and unrealized losses are reported as a liability. The change in value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps is reported as unrealized gains or losses. Gains or losses are realized upon termination of the contracts. The risk of loss under a swap contract may exceed the amount recorded as an asset or a liability on the Statement of Assets and Liabilities. The notional amount of a swap contract is the reference amount pursuant to which the counterparties make payments. For swaps in which the referenced obligation is an index, in the event of default of any debt security included in the corresponding index, the Fund pays or receives the percentage of the corresponding index that the defaulted security comprises (1) multiplied by the notional value and (2) multiplied by the ratio of one minus the ratio of the market value of the defaulted debt security to its par value.

Risks associated with swap contracts include changes in the returns of underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the contracts. As of March 31, 2014, the Fund had no outstanding swap contracts.

Futures Contracts – The Fund may enter into futures contracts. Upon entering into a futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities. As of March 31, 2014, the Fund had outstanding futures contracts as listed on the Schedule of Investments.

Options Contracts – The Fund may write covered call and put options on securities, derivative instruments, or currencies the Fund owns or in which it may invest. Writing put options tends to increase the Fund's exposure to the underlying instrument. Writing call options tends to decrease the Fund's exposure to the underlying instrument. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding in the Statement of Assets and Liabilities. Payments received or made, if any, from writing options with premiums to be determined on a future date are reflected as such on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. The Fund, as a writer of an option, has no control over whether the underlying future, swap, security or currency may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the future, swap, security or currency underlying the written option. The risk exists that the Fund may not be able to enter into a closing transaction because of an illiquid market.

The Fund did not write any options during the six months ended March 31, 2014.

The Fund may also purchase put and call options. Purchasing call options tends to increase the Fund's exposure to the underlying instrument. Purchasing put options tends to decrease the Fund's exposure to the underlying instrument. The Fund pays a premium which is included in its Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against

Ziegler Strategic Income Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2014 (Unaudited)

the proceeds on the underlying future, swap, security or currency transaction to determine the realized gain or loss. As of March 31, 2014, the Fund had no outstanding options contracts.

Swaptions – An option on a swap contract, also called a "swaption," is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market-based "premium." A call or receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate, or index swap. A put or payer swaption gives the owner the right to pay the total return of a specified asset, reference rate, or index swap. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties. As of March 31, 2014, the Fund had outstanding swaptions as listed on the Schedule of Investments.

Derivative Investment Holdings Categorized by Risk Exposure – The following table sets forth the fair value and the location in the Statement of Assets and Liabilities of the Fund's derivative contracts by primary risk exposure as of March 31, 2014:

	Asset derivatives		Liability derivatives
Risk exposure category	Statement of Assets and Liabilities location	Value	Statement of Assets and Liabilities location	Value
Credit contracts	Purchased swaptions, at value	$168,051	N/A	N/A
Interest rate contracts*	N/A	N/A	Variation Margin
			on Futures	$49,763
Currency contracts*	Variation Margin		Variation Margin
	on Futures	20,004	on Futures	152,161
Total		$188,805		$201,924

*  Includes cumulative appreciation/depreciation of futures contracts as shown in the Schedule of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.

The following table sets forth the Fund's realized gain (loss), as reflected in the Statement of Operations, by primary risk exposure and by type of derivative contract for the year ended March 31, 2014:

	Amount of realized gain (loss) on derivatives
Risk exposure category	Purchased options	Futures contracts	Purchased swaptions	Total
Equity contracts	$(23,982)	$—	$—	$(23,982)
Credit contracts	—	—	(352,160)	(352,160)
Interest rate contracts	(38,589)	227,504	—	188,915
Volatility contracts	—	—	—	—
Currency contracts	—	(70,102)	—	(70,102)
Total	$(62,571)	$157,402	$(352,160)	$(257,329)

Ziegler Strategic Income Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2014 (Unaudited)

The following table sets forth the Fund's change in unrealized appreciation/(depreciation) by primary risk exposure and by type of derivative contract for the year ended March 31, 2014:

	Change in unrealized appreciation/(depreciation) on derivatives
Risk exposure category	Purchased options	Futures contracts	Purchased swaptions	Written swaptions	Total
Equity contracts	$—	$—	$—	$—	$—
Credit contracts	—	—	62,646	—	62,646
Interest rate contracts	(30,197)	(213,280)	—	—	(243,477)
Volatility contracts	—	—	—	—	—
Currency contracts	—	8,209	—	—	8,209
Total	$(30,197)	$(205,071)	$62,646	$—	$(176,622)

The gross notional amount of swaptions for the Fund as of March 31, 2014 is included on the Schedule of Investments. The quarterly average gross notional amount of the swaptions for the Fund was $12,500,000 for the six months ended March 31, 2014. The quarterly average number of long futures contracts for the Fund was 175 for the six months ended March 31, 2014. The quarterly average number of short futures contracts for the Fund was (275) for the six months ended March 31, 2014. The fair value of such contracts at March 31, 2014 is set forth in the table above.

The Fund is subject to various Master Netting Arrangements, which govern the terms of certain transactions with select counterparties. The Master Netting Arrangements allow the Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty. The Master Netting Arrangements also specify collateral posting arrangements at pre-arranged exposure levels. Under the Master Netting Arrangements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Netting Arrangement with a counterparty in a given account exceeds a specified threshold depending on the counterparty and the type of Master Netting Arrangement.

As of March 31, 2014, the Fund held the following derivative instruments that were subject to offsetting on the Statement of Assets and Liabilities:

Assets:	Gross Amounts not offset in the statement of financial position
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets & Liabilities	Net Amounts Presented in the Statement of Assets & Liabilities	Financial Instruments	Collateral Received	Net Amount
Futures Contracts	$16,406	$(11,937)	$4,469	$—	$4,469	$—
	$16,406	$(11,937)	$4,469	$—	$4,469	$—

Ziegler Strategic Income Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2014 (Unaudited)

Liabilities:	Gross Amounts not offset in the statement of financial position
Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets & Liabilities	Net Amounts Presented in the Statement of Assets & Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Futures Contracts	$11,937	$(11,937)	$—	$—	$—	$—
	$11,937	$(11,937)	$—	$—	$—	$—

(d) Federal Income Taxes – The Fund's policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all its taxable income to its shareholders. Therefore, no federal income tax provision is required.

The Fund is required to evaluate tax positions taken (or expected to be taken) in the course of preparing the Fund's tax returns to determine whether these positions meet a "more-likely-than-not" standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the "more-likely-than-not" recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

Management of the Fund is required to analyze all open tax years, as defined by IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the period ended March 31, 2014, the Fund did not have a liability for any unrecognized tax benefits. As of March 31, 2014, open tax years subject to examination include the tax period ended September 30, 2012 through 2013 tax year. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(e) Distributions to Shareholders – The Fund records distributions to shareholders, which are determined in accordance with income tax regulations, on the ex-dividend date. Distributions of net investment income, if any, will be distributed quarterly. Net realized gains from investment transactions, if any, will be distributed to shareholders annually. Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature. The Fund may periodically make reclassifications among certain income and capital gains distributions determined in accordance with federal tax regulations, which may differ from GAAP. These reclassifications are due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

(f) Indemnifications – In the normal course of business, the Fund enters into contracts that contain a variety of representations, which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

(g) Restricted securities – Restricted securities are securities that are not registered for sale under the Securities Act of 1933 or applicable foreign law and that may be re-sold only in transactions exempt from applicable registration. Restricted securities include Rule 144A securities which may be sold normally to qualified institutional buyers. At March 31, 2014, the Fund held restricted securities as denoted on the Schedule of Investments.

(h) Other – The Fund records security transactions based on trade date. Realized gains and losses on sales of securities are calculated using the first-in, first-out method. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Discounts and premiums on securities purchased are amortized over the

Ziegler Strategic Income Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2014 (Unaudited)

lives of the respective securities using the effective yield method. Withholding taxes on foreign dividends have been provided for in accordance with the Trust's understanding of the applicable country's tax rules and rates.

NOTE 3 – Related Party Transactions

The Trust has an agreement with the Adviser to furnish investment advisory services to the Fund. Under the terms of this agreement, the Fund will pay the Adviser a monthly fee based on the Fund's average daily net assets at the annual rate of 0.65%. Pursuant to a contractual fee waiver and reimbursement agreement, the Adviser will reimburse the Fund for expenses in excess of 1.05% and 0.95% of average daily net assets for Investor Class Shares and Institutional Class Shares, respectively, excluding taxes, interest charges, litigation and other extraordinary expenses, acquired fund fees and expenses, interest and expense relating to short sales, borrowing costs, extraordinary expenses and brokers' commissions, and other charges relating to the purchase and sale of the Fund's portfolio securities. The expense limitation for the Investor Class shares was reduced from 1.10% to 1.05% of average daily net assets effective January 31, 2014. To the extent any such excluded expenses were incurred, the Fund would incur total annual Fund operating expenses after expense reimbursement greater than 1.05% and 0.95% for Investor Class Shares and Institutional Class Shares, respectively. The Adviser (without the approval of the Board of Trustees) is entitled to recoup the amounts provided for in the fee waiver and reimbursement agreement for a period of up to three years following the fiscal year in which the Adviser reduced its compensation and/or assumed expenses for the Fund, provided that the total operating expenses of the Fund, including the recoupment, do not exceed the established cap on expenses for that year. For the six months ended March 31, 2014 the Adviser made $77,900 in waivers and reimbursements to the Fund.

The Adviser may recoup a portion of the following amounts no later than September 30 of the years stated below:

2015	:	$213,004
2016	:	294,334
2017	:	77,900
		$585,238

NOTE 4 – Investment Transactions

Purchases and sales of investment securities (excluding swap contracts, swaptions, options, futures contracts, short-term securities and U.S. government obligations) for the Fund for the six months ended March 31, 2014, were as follows:

Purchases	$37,459,158
Sales	$26,726,136

NOTE 5 – Federal Income Tax Information

At September 30, 2013, gross unrealized appreciation and depreciation on investments, based on cost for federal income tax purposes, were as follows:

Cost of Investments	$41,212,540
Gross Unrealized Appreciation	$494,651
Gross Unrealized Depreciation	(1,914,670)
Net Unrealized Appreciation (Depreciation) on Investments	$(1,420,019)

The difference between book basis and tax basis unrealized appreciation/depreciation is attributable in part to the tax deferral of losses on wash sales.

GAAP requires that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the period ended March 31, 2014,

Ziegler Strategic Income Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2014 (Unaudited)

permanent differences in book and tax accounting have been reclassified to capital, accumulated net investment income and accumulated realized gain (loss) as follows:

Increase (Decrease)
Capital	Accumulated Net Investment Income	Accumulated Net Realized Gain (Loss)
$—	$(45,070)	$45,070

The tax character of distributions paid during the six months ended March 31, 2014 and fiscal year ended September 30, 2013 were as follows:

	March 31, 2014	September 30, 2013
Distributions Paid From:
Ordinary Income	$697,624	$1,700,062
Tax Return of Capital	—	(39,108)
Net Long-Term Capital Gains	—	—
Total Distributions Paid	$697,624	$1,660,954

As of September 30, 2013, the components of accumulated earnings (deficit) were as follows:

Undistributed Ordinary Income	$—
Undistributed Long-term Gains	—
Accumulated Earnings	—
Accumulated Capital and Other Losses	(919,830)
Unrealized Appreciation (Depreciation)	(1,420,019)
Unrealized Appreciation (Depreciation) from Short Proceeds, Swaptions, and Other Adjustments	(546,376)
Total Accumulated Earnings (Deficit)	$(2,886,225)

As of September 30, 2013 the Fund had $881,430 of post-October loss, which is deferred until fiscal year 2014 for tax purposes. Net capital losses incurred after October 31 and within the taxable year are deemed to arise on the first day of the Fund's next taxable year.

At September 30, 2013, the Fund had capital loss carryforwards, which reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Internal Revenue Code, the character of such capital loss carryforwards is as follows:

Not Subject to Expiration
Short-Term	Long-Term	Total
$30,621	$7,779	$38,400

NOTE 6 – Distribution Plan

The Trust, on behalf of the Fund, has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act that allows the Fund to pay distribution fees for the sale and distribution of its Investor Class shares. The Plan provides

Ziegler Strategic Income Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2014 (Unaudited)

for the payment of distribution fees at the annual rate of up to 0.25% of average daily net assets attributable to Investor Class shares. For the year ended March 31, 2014, distribution fees incurred are disclosed on the Statement of Operations.

NOTE 7 – Shareholder Servicing Plan

The Trust, on behalf of the Fund, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.15% of average daily net assets of the Institutional Class shares serviced by shareholder servicing agents who provide administrative and support services to their customers. For the six months ended March 31, 2014, the fund did not incur any shareholder servicing fees.

NOTE 8 – Subsequent Events

In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were available to be issued. The Fund has determined that there were no subsequent events that would need to be disclosed in the Fund's financial statements.

Ziegler Capital Management Investment Trust

EXPENSE EXAMPLE

For the Six Months Ended March 31, 2014 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs including sales charges (loads) on purchase payments and (2) ongoing costs, including management fees, distribution (12b-1) fees, shareholder servicing fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2013 to March 31, 2014 (the "period").

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 equals 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line of the table is useful in comparing the ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs could have been higher.

Expenses Paid During the Period

	Beginning account value October 1, 2013	Ending account value March 31, 2014	Expenses paid during the period ended March 31, 2014(1)
Investor Class
Actual Example	$1,000.00	$1,042.50	$12.78
Hypothetical Example, assuming a 5% return before expenses	1,000.00	1,012.42	12.59
Institutional Class
Actual Example	1,000.00	1,043.40	12.12
Hypothetical Example, assuming a 5% return before expenses	1,000.00	1,013.06	11.94

(1)  Expenses are equal to the Fund's annualized expense ratio of 2.51% and 2.38% for Investor Class and Institutional Class shares, respectively, multiplied by the average account value over the period, multiplied by 182/365. The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested

Ziegler Strategic Income Fund

APPROVAL OF INVESTMENT ADVISORY AGREEMENT FOR THE STRATEGIC INCOME FUND (Unaudited)

On October 16, 2013, Stifel Financial Corporation ("Stifel") agreed to purchase 100% of the ownership of the existing owners of Ziegler Lotsoff Capital Management, LLC (now called Ziegler Capital Management, LLC) (the "Adviser") (the "Transaction"). In light of the change in control of the Adviser pursuant to the Transaction, the Transaction caused an assignment of the investment advisory agreement between the Ziegler Capital Management Investment Trust (now called Trust for Advised Portfolios) (the "Trust") and the Adviser. As a result, on November 21, 2013, the Board of Trustees (the "Board"), including all persons who are Independent Trustees as defined under the Investment Company Act of 1940, as amended ("1940 Act"), approved an interim investment advisory agreement ("Interim Advisory Agreement") for the Ziegler Strategic Income Fund (the "Fund"). In addition, at the November 21, 2013 Board meeting, the Board, including all persons who are Independent Trustees as defined under the 1940 Act, also considered and approved a new investment advisory agreement (the "New Advisory Agreement") between the Trust and the Adviser, on behalf of the Fund, and sought shareholder approval of the New Advisory Agreement. The New Advisory Agreement took effect on January 17, 2014, after shareholders of the Fund met and approved the New Advisory Agreement. At the November 21, 2013 Board meeting, the Board received and reviewed substantial information regarding the Fund, the Adviser and the services to be provided by the Adviser to the Fund under the Interim Advisory Agreement and the New Advisory Agreement.

The Board, as recommended by the Independent Trustees, requested that the following determinations be included in the Board minutes:

•  In considering the nature, extent and quality of the services provided by the Adviser, the Trustees reviewed a report prepared by the Adviser describing the portfolio management, shareholder communication, and regulatory compliance services provided by the Adviser to the Fund. The Trustees concluded that the Adviser was providing essential services to the Fund.

•  The Trustees discussed the Fund's performance and reviewed the comparison of the Fund's performance to its benchmark index over various periods of time, concluding that the performance of the Fund warranted the approval of the advisory agreements given that the current portfolio managers would continue managing the Fund. The Trustees noted that in addition to the absolute performance of the Fund, the Fund adheres to its stated investment style.

•  The Trustees next reviewed the advisory fees payable by the Fund. They considered the revenue realized by the Adviser, as well as the costs incurred by the Adviser in its management of the Fund. They noted that the Adviser receives no revenue, other than advisory fees, for the services it provides the Fund, but does receive research used in its management of the Fund and the assets of its other investment advisory accounts. The Trustees determined that the profits realized by the Adviser from its relationship with the Fund were reasonable and not excessive.

•  The Trustees also reviewed reports comparing the expense ratio and advisory fee paid by the Fund to those paid by other comparable mutual funds and concluded that the advisory fees paid by the Fund was in the range of comparable mutual funds and the expense ratio of the Fund was higher than most comparable mutual funds. The Trustees also noted the adviser has voluntarily agreed to waive its fees and/or reimburse the Fund's operating expenses to the extent necessary to ensure that the expenses of the Fund do not exceed the amounts contained in the expense agreement.

•  The Trustees next reviewed a report indicating that the Adviser was not realizing economies of scale that would make breakpoints appropriate in its management of the Fund and was unlikely to do so in the future.

•  Finally, the Board also considered that the Adviser has been investment adviser to the Fund since its inception and it was not expected to change the way in which the Fund is managed.

Ziegler Strategic Income Fund

OTHER INFORMATION (Unaudited)

Proxy Voting

The Fund's proxy voting guidelines and a record of the Fund's proxy votes for the year ended June 30, 2013 are available without charge, upon request, by calling 1-877-568-7633 and on the Securities and Exchange Commission's website at www.sec.gov.

Quarterly Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the EDGAR database on the Securities and Exchange Commission's website at www.sec.gov. These Forms may also be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

ZIEGLER STRATEGIC INCOME FUND

– INVESTOR CLASS (ZLSCX)

– INSTITUTIONAL CLASS (ZLSIX)

Quasar Distributors, LLC

615 E. Michigan Street

Milwaukee, WI 53201-1811

www.zcmfunds.com

Item 2. Code of Ethics.

Not applicable for semi-annual reports

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees

Item 11. Controls and Procedures.

(a)         The Registrant’s President and Treasurer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)         There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)         (1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable for semi-annual reports

(2) certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)         Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.  Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Trust for Advised Portfolios

By	/s/ Christopher E. Kashmerick
Christopher E. Kashmerick, President

Date	6/3/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Christopher E. Kashmerick
Christopher E. Kashmerick, President

Date	6/3/14

By	/s/ Russell B. Simon
Russell B. Simon, Treasurer

Date	6/3/14